UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    August 7, 2001

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/01
                         RUN DATE: 08/01/01  6:53 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   70

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,243,925,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/01

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

CHECK POINT SOFTWARE TECH LTOR COM              M22465104      214     4223 SH       SOLE                     4223        0        0
ABBOTT LABS                    COM              002824100      211     4395 SH       SOLE                     1945        0     2450
ALBERTSONS INC                 COM              013104104     2550    85022 SH       SOLE                    60522        0    24500
AMERICAN HOME PRODS CORP       COM              026609107     1666    28509 SH       SOLE                    17629        0    10880
AMERICAN INTL GROUP INC        COM              026874107   824263  9584458 SH       SOLE                  8308577        0  1275881
AMGEN INC                      COM              031162100   589815  9720089 SH       SOLE                  8520946        0  1199143
ANHEUSER BUSCH COS INC         COM              035229103      821    19927 SH       SOLE                    19927        0        0
AUTOMATIC DATA PROCESSING      COM              053015103   607943 12232261 SH       SOLE                 10476783        0  1755478
AVAYA INC COM                  COM              053499109      388    28344 SH       SOLE                      238        0    28106
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      359      156 SH       SOLE                       21        0      135
BRISTOL MYERS SQUIBB CO        COM              110122108   542337 10369733 SH       SOLE                  9093063        0  1276670
BROADCOM CORP COM              COM              111320107      302     7055 SH       SOLE                     6805        0      250
CVS CORPORATION                COM              126650100   165030  4275394 SH       SOLE                  3848508        0   426886
CARDINAL HEALTH INC COM        COM              14149Y108   567083  8218592 SH       SOLE                  7450036        0   768555
CISCO SYS INC                  COM              17275R102   272828 14990555 SH       SOLE                 13109806        0  1880749
CITIGROUP INC.                 COM              172967101     1654    31310 SH       SOLE                    26275        0     5035
CITIZENS COMMUNICATIONS CO COM COM              17453B101      122    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   317826  7062791 SH       SOLE                  5932437        0  1130354
COLGATE PALMOLIVE CO           COM              194162103   807705 13692231 SH       SOLE                 11912978        0  1779252
DISNEY WALT PRODUCTIONS        COM              254687106   302458 10469302 SH       SOLE                  8942003        0  1527300
DOLLAR GEN CORP COM            COM              256669102    16384   840206 SH       SOLE                   828056        0    12150
DU PONT E I DE NEMOURS CO      COM              263534109      656    13609 SH       SOLE                    12966        0      643
EMC CORP MASS                  COM              268648102   244203  8406313 SH       SOLE                  7279445        0  1126868
EMERSON ELEC CO                COM              291011104     1086    17950 SH       SOLE                    16000        0     1950
ENRON CORP                     COM              293561106    69748  1423421 SH       SOLE                  1155030        0   268391
EUROPEAN GROWTH PORT 00A       MUTUAL FUNDS     294711858       40    53222 SH       SOLE                    53222        0        0
EXXON MOBIL CORPORATION        COM              30231G102     1870    42824 SH       SOLE                    32774        0    10050
FANNIE MAE                     COM              313586109   738203  8669443 SH       SOLE                  7517076        0  1152366
FIRST UNION CORP               COM              337358105      358    10232 SH       SOLE                     2556        0     7676
FOREST LABS INC                COM              345838106     1897    26722 SH       SOLE                    25952        0      770
GENERAL ELEC CO                COM              369604103   877531 18000638 SH       SOLE                 15666758        0  2333880
GILLETTE CO                    COM              375766102      207     7151 SH       SOLE                     7151        0        0
GLAXO PLC SPONSORED ADR/ORD SH COM              37733W105      275     4895 SH       SOLE                     4895        0        0
HEWLETT PACKARD CO             COM              428236103     9687   338691 SH       SOLE                     7841        0   330850
HOME DEPOT INC                 COM              437076102   665464 14295678 SH       SOLE                 12495211        0  1800467
INTEL CORP                     COM              458140100     9434   322513 SH       SOLE                    13753        0   308760
INTERNATIONAL BUSINESS MACHINE COM              459200101   463762  4104086 SH       SOLE                  3562419        0   541666
J.P. MORGAN CHASE & CO         COM              46625H100      368     8250 SH       SOLE                     3257        0     4993
JOHNSON & JOHNSON              COM              478160104      856    17127 SH       SOLE                    14822        0     2305
LOWES CO                       COM              548661107    21776   600296 SH       SOLE                   591696        0     8600
LUCENT TECHNOLOGIES INC COM    COM              549463107     2110   340310 SH       SOLE                     2980        0   337330
MBNA CORP                      COM              55262L100   475954 14444739 SH       SOLE                 12702237        0  1742501
MCDATA CORP CL A               COM              580031201      196    11196 SH       SOLE                      121        0    11075
MEDTRONIC INC                  COM              585055106   522034 11346091 SH       SOLE                  9864222        0  1481870
MERCK & CO INC                 COM              589331107   462616  7238552 SH       SOLE                  6206479        0  1032073
MERRILL LYNCH SENIOR FLOATING  MUTUAL FUNDS     59019R105      102    11569 SH       SOLE                    11569        0        0
MICROSOFT CORP                 COM              594918104   613985  8410748 SH       SOLE                  7293681        0  1117067
MINNESOTA MNG & MFG CO         COM              604059105      376     3295 SH       SOLE                     2695        0      600
MOLEX INC COM                  COM              608554101    11453   313510 SH       SOLE                   313510        0        0
NASDAQ 100 TR UNIT SER 1       COM              631100104      370     8095 SH       SOLE                     7945        0      150
NOKIA CORP SPONSORED ADR       COM              654902204   211725  9606392 SH       SOLE                  8442693        0  1163699
ORACLE SYS CORP COM            COM              68389X105   190648 10034093 SH       SOLE                  8697907        0  1336186
PAYCHEX INC COM                COM              704326107      859    21470 SH       SOLE                    15143        0     6327
PEPSICO INC                    COM              713448108      698    15784 SH       SOLE                    13414        0     2370
PFIZER INC                     COM              717081103   795361 19859192 SH       SOLE                 17281939        0  2577253
PROCTER & GAMBLE CO            COM              742718109      256     4011 SH       SOLE                     3211        0      800
SBC COMMUNICATIONS, INC        COM              78387G103     1270    31700 SH       SOLE                    31700        0        0
SCHERING PLOUGH CORP           COM              806605101   237267  6547094 SH       SOLE                  5555477        0   991617
STATE STR CORP                 COM              857477103   497167 10045808 SH       SOLE                  8713346        0  1332462
STRYKER CORP                   COM              863667101      301     5496 SH       SOLE                     5296        0      200
SUN MICROSYSTEM INC            COM              866810104   157687 10031009 SH       SOLE                  8726489        0  1304520
TARGET CORP                    COM              87612E106   212879  6152570 SH       SOLE                  5537018        0   615552
TEXAS INSTRUMENTS INC          COM              882508104   392056 12446223 SH       SOLE                 10836689        0  1609533
TYCO INTL LTD NEW COM          COM              902124106   711302 13051416 SH       SOLE                 11533165        0  1518251
WAL MART STORES INC            COM              931142103   574478 11772097 SH       SOLE                 10371015        0  1401082
WALGREEN COMPANY               COM              931422109   587493 17203317 SH       SOLE                 14992534        0  2210783
WELLS FARGO NEW                COM              949746101   449086  9672315 SH       SOLE                  8204561        0  1467754
WILLOW INVESTMENTS INC         COM              971118104        0    25000 SH       SOLE                    25000        0        0
WORLDCOM INC                   COM              98157D106     4605   324276 SH       SOLE                     3076        0   321200
WORLDCOM INC-MCI GROUP COMMON  COM              98157D304      211    13089 SH       SOLE                      249        0    12840